Warrant Liability	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Warrant Liability
6.	WARRANT LIABILTY

	December 31, 2018		December 31, 2017
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	4,933,231	$17,849,460	2,581,703	$2,365,691
Issue of warrants expiring, March 16, 2019	—	—	357,787	572,326
Issue of warrants expiring, March 16, 2021	—	—	357,787	725,484
Issue of warrants expiring, June 29, 2022	—	—	1,983,521	3,364,118
Issue of warrants expiring, August 24, 2022	—	—	563,067	822,372
Issue of warrants expiring, December 5, 2022	—	—	1,533,333	5,223,686
Issue of warrants expiring, April 10, 2023	1,295,554	5,212,087	—	—
Issue of warrants expiring, August 10, 2023	7,679,574	6,297,251
Warrants exercised during the year	(6,500)	(28,949)	(1,755,141)	(7,953,581)
Warrants expired during the year	—		(688,826)	—
Foreign exhange adjustment during the year		(984,462)	—	305,475
Fair value adjustment during the year		(17,095,220)		12,423,889

Ending Balance	13,901,859	$11,250,167	4,933,231	$17,849,460

In addition to the warrants listed above, at December 31, 2018, the Company has issued, outstanding and exercisable, 786,183 broker unit warrants expiring between March 16, 2019 and August 10, 2020 (2017 – 272,650 broker unit warrants expiring between February 23, 2018 and December 5, 2019).